Share-Based Compensation (Details 1) (Restricted Stock Units (Rsus) [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Restricted Stock Units (Rsus) [Member]
Number Shares, Balance	1,172,388	2,688,382	3,837,752
Number of Underlying Shares for RSUs, Granted	5,522,279	2,727,278	3,488,952	3,577,686	7,108,675	6,694,411
Number of Underlying Shares for RSUs, Vested	(3,879,959)	(4,096,965)	(4,145,854)
Number of Underlying Shares for RSUs, Forfeited	(177,253)	(146,307)	(492,468)
Number Shares, Balance	2,637,455	1,172,388	2,688,382	3,837,752
Weighted Average Grant Date Fair Value, Balance	$ 2.68	$ 2.87	$ 3.23
Weighted Average Grant Date Fair Value, Granted	$ 1.95	$ 1.1	$ 2.47
Weighted Average Grant Date Fair Value, Vested	$ 2.1	$ 1.74	$ 2.84
Weighted Average Grant Date Fair Value, Forfeited	$ 2.81	$ 2.87	$ 3.1
Weighted Average Grant Date Fair Value, Balance	$ 1.99	$ 2.68	$ 2.87	$ 3.23